8. STOCKHOLDERS' DEFICIENCY (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding at December 31, 2012	–	$–
Issued	754,600	2.34	–	–
Exercised	(300,000)	1.00	–	–
Cancelled	–	–	–	–
Outstanding at December 31, 2013	454,600	$3.23	4.97	$351,300

Exercisable at December 31, 2013	454,600	$3.23	4.97	$351,300